Employee Benefit Plans (Schedule of Projected Benefit Obligation and Changes in Plan Assets for the Defined Benefit Pension Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation:
Projected benefit obligation at beginning of year	$ (8,465)	$ (8,084)
Service cost	(64)	(68)
Interest cost	(279)	(303)
Actuarial gain (loss)	1,040	(587)
Benefits paid	582	577
Benefit obligation at end of year	(7,186)	(8,465)
Change in plan assets:
Fair value of plan assets at beginning of year	7,110	6,702
Actual return on plan assets	(401)	981
Benefits paid	(573)	(573)
Fair value of plan assets at end of year	$ 7,110	$ 6,702	$ 6,136	$ 7,110
Funded status at end of year			$ (1,050)	$ (1,355)